Basis of preparation - Standards not yet applied (Details) - ZAR (R) R in Billions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations
Gearing ratio		48.90%	42.40%	38.00%
Minimum | Increase (decrease) due to application of IFRS 16 | Forecast
Disclosure of expected impact of initial application of new standards or interpretations
Liabilities	R 9
Lease asset	R 9
Gearing ratio	3.80%
Maximum | Increase (decrease) due to application of IFRS 16 | Forecast
Disclosure of expected impact of initial application of new standards or interpretations
Liabilities	R 12
Lease asset	R 12
Gearing ratio	5.10%